Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 96.8%
Aerospace & Defense – 1.1%
BWX Technologies Inc	696,734	$37,526,093
Auto Components – 1.2%
Adient PLC*	1,025,918	41,826,677
Banks – 17.3%
Ameris Bancorp	1,651,681	72,475,762
Associated Banc-Corp	1,195,733	27,214,883
Atlantic Union Bankshares Corp	1,476,326	54,166,401
Cadence Bank	1,761,030	51,527,738
Enterprise Financial Services Corp	421,392	19,936,056
FB Financial Corp	863,237	38,344,988
First Interstate BancSystem Inc - Class A	1,889,589	69,480,188
Fulton Financial Corp	1,936,458	32,183,932
Hancock Whitney Corp	439,387	22,914,032
Heartland Financial USA Inc	448,200	21,437,406
Horizon Bancorp Inc/IN	1,964,513	36,677,458
Sandy Spring Bancorp Inc	648,831	29,145,488
United Bankshares Inc	1,349,926	47,085,419
United Community Banks Inc/GA	1,758,627	61,200,220
		583,789,971
Beverages – 0.3%
Coca-Cola Consolidated Inc	22,457	11,157,760
Biotechnology – 2.0%
Anika Therapeutics Inc*	659,519	16,560,522
Emergent BioSolutions Inc*	645,269	26,494,745
Exelixis Inc*	1,101,189	24,963,955
		68,019,222
Building Products – 1.5%
Masonite International Corp*	245,403	21,826,143
PGT Innovations Inc*	1,558,463	28,021,165
		49,847,308
Chemicals – 2.4%
American Vanguard Corp	872,179	17,722,677
Innospec Inc	687,199	63,600,267
		81,322,944
Commercial Services & Supplies – 2.2%
Boyd Group Services Inc	183,345	24,285,145
UniFirst Corp/MA	278,477	51,317,742
		75,602,887
Construction & Engineering – 2.1%
Comfort Systems USA Inc	619,362	55,129,412
EMCOR Group Inc	129,169	14,548,304
		69,677,716
Construction Materials – 1.6%
Eagle Materials Inc	421,821	54,144,944
Electrical Equipment – 1.8%
Encore Wire Corp	410,550	46,831,438
Thermon Group Holdings Inc*	743,645	12,047,049
		58,878,487
Electronic Equipment, Instruments & Components – 3.5%
Fabrinet*	580,885	61,068,440
Insight Enterprises Inc*	523,231	56,153,151
		117,221,591
Energy Equipment & Services – 1.4%
ChampionX Corp*	1,881,201	46,051,800
Entertainment – 0.8%
Madison Square Garden Co*	155,852	27,953,615
Equity Real Estate Investment Trusts (REITs) – 10.6%
Corporate Office Properties Trust	1,578,325	45,045,395
Phillips Edison & Co Inc£	1,832,997	63,036,767
PotlatchDeltic Corp	1,223,896	64,536,036
STAG Industrial Inc	1,684,646	69,660,112
Sunstone Hotel Investors Inc*	6,633,851	78,146,765
UMH Properties Inc	1,447,321	35,589,623
		356,014,698
Food & Staples Retailing – 1.5%
Casey's General Stores Inc	254,668	50,467,558
Food Products – 2.0%
Nomad Foods Ltd*	2,993,505	67,593,343

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Equipment & Supplies – 6.7%
Envista Holdings Corp*	1,612,850	$78,561,923
Globus Medical Inc*	773,800	57,090,964
Natus Medical Inc*	1,115,726	29,321,279
Varex Imaging Corp*,£	1,998,777	42,553,962
Zimvie Inc*	841,315	19,215,635
		226,743,763
Health Care Providers & Services – 1.0%
ModivCare Inc*	280,546	32,372,203
Hotels, Restaurants & Leisure – 2.1%
Bally's Corp*	231,215	7,107,549
Century Casinos Inc*,£	2,085,544	24,922,251
Portillo's Inc - Class A*	1,588,065	39,002,876
		71,032,676
Household Durables – 2.3%
La-Z-Boy Inc	654,973	17,271,638
Skyline Champion Corp*	1,106,033	60,699,091
		77,970,729
Information Technology Services – 1.6%
WNS Holdings Ltd (ADR)*	615,720	52,637,903
Insurance – 2.6%
Argo Group International Holdings Ltd	464,164	19,160,690
First American Financial Corp	270,202	17,514,494
Hanover Insurance Group Inc	331,091	49,504,726
		86,179,910
Internet & Direct Marketing Retail – 0.7%
Shutterstock Inc	238,790	22,226,573
Machinery – 3.9%
Hillenbrand Inc	1,127,271	49,791,560
Lincoln Electric Holdings Inc	409,869	56,484,047
Watts Water Technologies Inc - Class A	176,624	24,654,944
		130,930,551
Metals & Mining – 2.3%
Commercial Metals Co	1,864,695	77,608,606
Multi-Utilities – 2.5%
Black Hills Corp	1,094,636	84,308,865
Oil, Gas & Consumable Fuels – 6.7%
Denbury Inc*	655,294	51,486,450
Magnolia Oil & Gas Corp	3,569,418	84,416,736
Whiting Petroleum Corp	691,824	56,390,574
World Fuel Services Corp	1,196,435	32,351,602
		224,645,362
Pharmaceuticals – 0.4%
Amphastar Pharmaceuticals Inc*	344,329	12,361,411
Professional Services – 1.9%
Korn Ferry	472,109	30,658,758
Mantech International Corp	365,662	31,516,408
		62,175,166
Real Estate Management & Development – 0.8%
Marcus & Millichap Inc	525,127	27,663,690
Semiconductor & Semiconductor Equipment – 3.0%
Diodes Inc*	521,691	45,381,900
FormFactor Inc*	498,174	20,938,253
Ultra Clean Holdings Inc*	849,027	35,990,255
		102,310,408
Specialty Retail – 0.4%
Torrid Holdings Inc*	2,351,543	14,250,351
Thrifts & Mortgage Finance – 1.7%
WSFS Financial Corp	1,232,064	57,438,824
Trading Companies & Distributors – 2.9%
GATX Corp	322,578	39,783,545
H&E Equipment Services Inc	737,219	32,083,771
MSC Industrial Direct Co Inc	308,549	26,291,460
		98,158,776
Total Common Stocks (cost $2,577,933,460)		3,258,112,381
Repurchase Agreements– 3.3%
ING Financial Markets LLC, Joint repurchase agreement, 0.2700%, dated 3/31/22, maturing 4/1/22 to be repurchased at $52,300,392 collateralized by $55,342,327 in U.S. Treasuries 0.1250% - 5.3750%, 3/31/23 - 5/15/51 with a value of $53,346,415	$52,300,000	52,300,000

Shares or Principal Amounts		Value
Repurchase Agreements– (continued)
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 0.2700%, dated 3/31/22, maturing 4/1/22 to be repurchased at $60,000,450 collateralized by $285,776 in U.S. Government Agencies 3.5000% - 5.5000%, 10/15/32 - 9/25/42 and $59,538,801 in U.S. Treasuries 0% - 4.2500%, 6/9/22 - 2/15/41 with a value of $61,200,460	$60,000,000	$60,000,000
Total Repurchase Agreements (cost $112,300,000)		112,300,000
Total Investments (total cost $2,690,233,460) – 100.1%		3,370,412,381
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(3,317,852)
Net Assets – 100%		$3,367,094,529

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,225,895,990	95.7%
United Kingdom	67,593,343	2.0
India	52,637,903	1.6
Canada	24,285,145	0.7

Total	$3,370,412,381	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/22
Common Stocks - 2.0%
Aerospace & Defense - N/A
Vectrus Inc	$-	$(252,219)	$(676,465)	$-
Auto Components - N/A
Stoneridge Inc*	-	(3,627,829)	(10,297,683)	-
Equity Real Estate Investment Trusts (REITs) - N/A
Phillips Edison & Co Incš	958,777	-	8,231,303	N/A
Health Care Equipment & Supplies - 1.3%
Varex Imaging Corp*	-	2,607,732	(13,062,052)	42,553,962
Hotels, Restaurants & Leisure - 0.7%
Century Casinos Inc*	-	707,730	(3,614,030)	24,922,251
Total Affiliated Investments - 2.0%	$958,777	$(564,586)	$(19,418,927)	$67,476,213

(1) For securities that were affiliated for a portion of the period ended March 31, 2022, this column reflects amounts for the entire period ended March 31, 2022 and not just the period in which the security was affiliated.

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Common Stocks - 2.0%
Aerospace & Defense - N/A
Vectrus Inc	30,519,039	-	(29,590,355)	-
Auto Components - N/A
Stoneridge Inc*	48,359,527	-	(34,434,015)	-
Equity Real Estate Investment Trusts (REITs) - N/A
Phillips Edison & Co Incš	-	54,805,464	-	63,036,767
Health Care Equipment & Supplies - 1.3%
Varex Imaging Corp*	54,098,837	6,264,417	(7,354,972)	42,553,962
Hotels, Restaurants & Leisure - 0.7%
Century Casinos Inc*	29,649,304	-	(1,820,753)	24,922,251

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of March 31, 2022.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$3,258,112,381	$-	$-
Repurchase Agreements	-	112,300,000	-
Total Assets	$3,258,112,381	$112,300,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70293 05-22